Annual Total Returns[BarChart] - NVIT Blueprint Balanced Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.35%)	11.06%	14.66%	4.30%	(1.06%)	6.11%	12.05%	(6.23%)	16.18%	9.68%